Stockholders' Equity - Schedule of Outstanding Series C Preferred Stock Warrants (Detail) - Series C Warrants [Member]	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 Warrant $ / shares shares	Jun. 30, 2024 Warrant $ / shares shares
Balance	2,444	2,444	2,444
Number of Warrants Issued | Warrant		0	0
Number of Warrants Exercised	(2,444)	0	0
Balance	0	2,444	2,444
Preferred Series C-1 Agent Warrants [Member]
Balance	1,929	1,929	1,929
Number of Warrants Issued | Warrant		0
Number of Warrants Exercised	(1,929)	0
Balance	0	1,929	1,929
Warrants exercise price | $ / shares	$ 2,030	$ 58
Preferred Series C-2 Agent Warrants [Member]
Balance	219	219	219
Number of Warrants Issued | Warrant		0
Number of Warrants Exercised	(219)	0
Balance	0	219	219
Warrants exercise price | $ / shares	$ 2,124.5	$ 60.7
Preferred Series C-3 Agent Warrants [Member]
Balance	296	296	296
Number of Warrants Issued | Warrant		0
Number of Warrants Exercised	(296)	0
Balance	0	296	296
Warrants exercise price | $ / shares	$ 2,012.5	$ 57.5
Issuance of Preferred Series C-1 Agent Warrants [Member]
Balance	1,929	1,929	1,929
Number of Warrants Issued | Warrant			0
Number of Warrants Exercised			0
Balance			1,929
Warrants exercise price | $ / shares			$ 58
Issuance of Preferred Series C-2 Agent Warrants [Member]
Balance	219	219	219
Number of Warrants Issued | Warrant			0
Number of Warrants Exercised			0
Balance			219
Warrants exercise price | $ / shares			$ 60.7
Issuance of Preferred Series C-3 Agent Warrants [Member]
Balance	296	296	296
Number of Warrants Issued | Warrant			0
Number of Warrants Exercised			0
Balance			296
Warrants exercise price | $ / shares			$ 57.5